Accumulated Other Comprehensive Income (Loss) (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 52
Change in unrealized holding gains (losses), net of tax	$ (64)	$ 181	$ (53)